JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 80.8%
Fixed Income — 7.1%
iShares 20+ Year Treasury Bond ETF	38		3,862
iShares MBS ETF	43		3,947
Vanguard Total International Bond ETF	414		19,751

Total Fixed Income			27,560

International Equity — 18.8%
iShares MSCI EAFE ETF	137		7,654
JPMorgan BetaBuilders Canada ETF (a)	223		11,933
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (a)	192		8,129
JPMorgan BetaBuilders Europe ETF (a)	843		33,963
JPMorgan BetaBuilders Japan ETF (a)	284		11,598

Total International Equity			73,277

U.S. Equity — 54.9%
iShares Core S&P 500 ETF	445		159,743
SPDR S&P 500 ETF Trust	153		54,720

Total U.S. Equity			214,463

TOTAL EXCHANGE-TRADED FUNDS (Cost $268,482)			315,300

INVESTMENT COMPANIES — 15.2%
Alternative Assets — 4.8%
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	683		6,712
Lumyna-Marshall Wace Ucits SICAV-Lumyna-MW Tops Ucits Fund (Luxembourg) *	35		7,571
Neuberger Berman Long Short Fund Class Institutional Shares *	266		4,310

Total Alternative Assets			18,593

Fixed Income — 9.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,958		19,719
JPMorgan High Yield Fund Class R6 Shares (a)	1,380		8,324
Lord Abbett Short Duration Income Fund Class F3 Shares	2,158		8,287

Total Fixed Income			36,330

U.S. Equity — 1.1%
BlackRock Event Driven Equity Fund Class Institutional Shares *	443		4,323

TOTAL INVESTMENT COMPANIES (Cost $59,234)			59,246

COMMON STOCKS — 2.7%
Aerospace & Defense — 0.1%
Airbus SE (France)	1		69
MTU Aero Engines AG (Germany)	–	(b)	26
Safran SA (France)	1		122

			217

Air Freight & Logistics — 0.0% (c)
DSV A/S (Denmark)	–	(b)	35

Airlines — 0.0% (c)
Ryanair Holdings plc, ADR (Ireland) *	–	(b)	7

Auto Components — 0.0% (c)
Autoliv, Inc., SDR (Sweden)	–	(b)	24
Denso Corp. (Japan)	1		23
Magna International, Inc. (Canada)	1		40
Stanley Electric Co. Ltd. (Japan)	1		14
Sumitomo Rubber Industries Ltd. (Japan)	1		8

			109

Automobiles — 0.0% (c)
Dr. Ing hc F Porsche AG (Preference) (Germany) *	–	(b)	30
Honda Motor Co. Ltd. (Japan)	1		13
Suzuki Motor Corp. (Japan)	1		25
Toyota Motor Corp. (Japan)	6		78

			146

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	2		28
BNP Paribas SA (France)	1		30
Close Brothers Group plc (United Kingdom)	1		7
DBS Group Holdings Ltd. (Singapore)	4		102
DNB Bank ASA (Norway)	6		96
Erste Group Bank AG (Austria)	1		11
HDFC Bank Ltd., ADR (India)	1		60
ING Groep NV (Netherlands)	8		65
Intesa Sanpaolo SpA (Italy)	10		16
Lloyds Banking Group plc (United Kingdom)	63		28
Mitsubishi UFJ Financial Group, Inc. (Japan)	6		27
National Bank of Canada (Canada)	1		61
Standard Chartered plc (United Kingdom)	3		16
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		20
Svenska Handelsbanken AB, Class A (Sweden)	5		37
UniCredit SpA (Italy)	1		6
United Overseas Bank Ltd. (Singapore)	3		47

			657

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		63
Carlsberg A/S, Class B (Denmark)	1		87
Diageo plc (United Kingdom)	2		66
Kirin Holdings Co. Ltd. (Japan)	2		23
Pernod Ricard SA (France)	–	(b)	42

			281

Biotechnology — 0.0% (c)
BeiGene Ltd., ADR (China) *	–	(b)	35
Genmab A/S (Denmark) *	–	(b)	105
Innovent Biologics, Inc. (China) * (d)	4		11

			151

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1		14

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Daikin Industries Ltd. (Japan)	–	(b)	41

			55

Capital Markets — 0.1%
Bridgepoint Group plc (United Kingdom) (d)	4		8
Deutsche Boerse AG (Germany)	–	(b)	19
Euronext NV (Netherlands) (d)	1		49
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		22
Julius Baer Group Ltd. (Switzerland)	1		32
London Stock Exchange Group plc (United Kingdom)	2		128
Macquarie Group Ltd. (Australia)	–	(b)	27
Partners Group Holding AG (Switzerland)	–	(b)	14
XP, Inc., Class A (Brazil) *	1		16

			315

Chemicals — 0.1%
Air Liquide SA (France)	1		85
Akzo Nobel NV (Netherlands)	1		28
Asahi Kasei Corp. (Japan)	8		50
BASF SE (Germany)	1		23
Covestro AG (Germany) (d)	1		19
Givaudan SA (Registered) (Switzerland)	–	(b)	60
Johnson Matthey plc (United Kingdom)	1		26
Kansai Paint Co. Ltd. (Japan)	1		9
Shin-Etsu Chemical Co. Ltd. (Japan)	1		63
Sika AG (Registered) (Switzerland)	–	(b)	31
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	–	(b)	22
Tosoh Corp. (Japan)	–	(b)	3
Umicore SA (Belgium)	1		19

			438

Communications Equipment — 0.0% (c)
Nokia OYJ (Finland)	5		21
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	7		42

			63

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	2		22

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	3		13
Element Fleet Management Corp. (Canada)	4		51
Housing Development Finance Corp. Ltd. (India)	1		31
Mitsubishi HC Capital, Inc. (Japan)	3		14

			109

Diversified Telecommunication Services — 0.1%
BT Group plc (United Kingdom)	9		12
Koninklijke KPN NV (Netherlands)	16		44
KT Corp. (South Korea)	1		20
Nippon Telegraph & Telephone Corp. (Japan)	6		166

			242

Electric Utilities — 0.0% (c)
Enel SpA (Italy)	6		25
Iberdrola SA (Spain)	6		59
Orsted A/S (Denmark) (d)	–	(b)	19

			103

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	5		127
Legrand SA (France)	1		35
Mitsubishi Electric Corp. (Japan)	5		45
Nidec Corp. (Japan)	–	(b)	25
Prysmian SpA (Italy)	1		37

			269

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	3		124
Keyence Corp. (Japan)	–	(b)	87
Murata Manufacturing Co. Ltd. (Japan)	1		37
Omron Corp. (Japan)	–	(b)	14

			262

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	4		34

Entertainment — 0.0% (c)
NetEase, Inc. (China)	1		15

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	3		17
Scentre Group (Australia)	14		23

			40

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1		56
Welcia Holdings Co. Ltd. (Japan)	1		13

			69

Food Products — 0.1%
Barry Callebaut AG (Registered) (Switzerland)	–	(b)	26
Danone SA (France)	1		36
Nestle SA (Registered)	3		297
Wilmar International Ltd. (China)	17		44

			403

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	4		11

Health Care Equipment & Supplies — 0.0% (c)
Alcon, Inc. (Switzerland)	–	(b)	15
Asahi Intecc Co. Ltd. (Japan)	–	(b)	6
Elekta AB, Class B (Sweden)	3		17
Hoya Corp. (Japan)	–	(b)	25
Koninklijke Philips NV (Netherlands)	2		28
Siemens Healthineers AG (Germany) (d)	1		40
Straumann Holding AG (Registered) (Switzerland)	–	(b)	44
Terumo Corp. (Japan)	1		19

			194

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1		26

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	3		53

Household Durables — 0.0% (c)
Panasonic Holdings Corp. (Japan)	4		28
Persimmon plc (United Kingdom)	1		18
Sony Group Corp. (Japan)	1		39

			85

Household Products — 0.0% (c)
Reckitt Benckiser Group plc (United Kingdom)	1		57

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Unicharm Corp. (Japan)	1		30

			87

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1		20

Industrial Conglomerates — 0.0% (c)
DCC plc (United Kingdom)	–	(b)	21
Hitachi Ltd. (Japan)	–	(b)	9
Jardine Matheson Holdings Ltd. (Hong Kong)	1		32
Melrose Industries plc (United Kingdom)	22		25
Siemens AG (Registered) (Germany)	1		105

			192

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	17		139
Aon plc, Class A	–	(b)	34
AXA SA (France)	4		80
Definity Financial Corp. (Canada)	–	(b)	10
Direct Line Insurance Group plc (United Kingdom)	7		14
Manulife Financial Corp. (Canada)	2		30
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(b)	88
PICC Property & Casualty Co. Ltd., Class H (China)	32		33
Ping An Insurance Group Co. of China Ltd., Class H (China)	3		12
Sampo OYJ, Class A (Finland)	1		57
Storebrand ASA (Norway)	5		34
Sun Life Financial, Inc. (Canada)	1		56
Tokio Marine Holdings, Inc. (Japan)	3		59
Zurich Insurance Group AG (Switzerland)	–	(b)	58

			704

Interactive Media & Services — 0.0% (c)
Adevinta ASA (France) *	1		3
NAVER Corp. (South Korea)	–	(b)	17
Tencent Holdings Ltd. (China)	2		55
Z Holdings Corp. (Japan)	7		18

			93

Internet & Direct Marketing Retail — 0.0% (c)
Alibaba Group Holding Ltd., ADR (China) *	–	(b)	7
ASOS plc (United Kingdom) *	1		6
MercadoLibre, Inc. (Brazil) *	–	(b)	48
Zalando SE (Germany) * (d)	1		14

			75

IT Services — 0.1%
Adyen NV (Netherlands) * (d)	–	(b)	20
Amadeus IT Group SA (Spain) *	1		43
Fujitsu Ltd. (Japan)	–	(b)	33
NTT Data Corp. (Japan)	4		56
Obic Co. Ltd. (Japan)	–	(b)	41
Reply SpA (Italy)	–	(b)	9
Shopify, Inc., Class A (Canada) *	–	(b)	10
Worldline SA (France) * (d)	–	(b)	17

			229

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	1		11
Sartorius AG (Preference) (Germany)	–	(b)	27

			38

Machinery — 0.0% (c)
Epiroc AB, Class A (Sweden)	2		30
KION Group AG (Germany)	1		12
SMC Corp. (Japan)	–	(b)	67
SMC Corp., ADR (Japan)	1		14
THK Co. Ltd. (Japan)	1		14

			137

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	3		27
Stroeer SE & Co. KGaA (Germany)	–	(b)	11
Viaplay Group AB, Class B (Sweden) *	–	(b)	7
WPP plc (United Kingdom)	4		38

			83

Metals & Mining — 0.1%
Antofagasta plc (Chile)	2		29
BHP Group Ltd. (Australia)	3		63
BHP Group Ltd. (Australia)	1		17
IGO Ltd. (Australia)	9		81
Rio Tinto Ltd. (Australia)	–	(b)	13
South32 Ltd. (Australia)	10		25

			228

Multiline Retail — 0.0% (c)
B&M European Value Retail SA (United Kingdom)	5		17
Next plc (United Kingdom)	–	(b)	24

			41

Multi-Utilities — 0.0% (c)
Engie SA (France)	9		101
National Grid plc (United Kingdom)	4		38

			139

Oil, Gas & Consumable Fuels — 0.1%
BP plc (United Kingdom)	3		12
Equinor ASA (Norway)	3		94
Galp Energia SGPS SA (Portugal)	1		9
Inpex Corp. (Japan)	1		8
Shell plc, ADR (Netherlands)	1		39
TotalEnergies SE (France)	3		152
Woodside Energy Group Ltd. (Australia)	–	(b)	9

			323

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	2		31

Personal Products — 0.1%
Haleon plc, ADR (United Kingdom) *	1		8
L’Oreal SA (France)	–	(b)	144
Pola Orbis Holdings, Inc. (Japan)	–	(b)	5
Unilever plc (United Kingdom)	3		114

			271

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	5		68
AstraZeneca plc (United Kingdom)	2		181
AstraZeneca plc, ADR (United Kingdom)	1		80
Bayer AG (Registered) (Germany)	1		47
Daiichi Sankyo Co. Ltd. (Japan)	1		30
GSK plc, ADR	1		27
Ipsen SA (France)	–	(b)	13
Novartis AG (Registered) (Switzerland)	1		92
Novo Nordisk A/S, Class B (Denmark)	2		228
Otsuka Holdings Co. Ltd. (Japan)	1		32
Roche Holding AG	–	(b)	143
Sanofi (France)	1		92

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Shionogi & Co. Ltd. (Japan)	–	(b)	21

			1,054

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1		37
Recruit Holdings Co. Ltd. (Japan)	2		63
RELX plc (United Kingdom)	3		65
TechnoPro Holdings, Inc. (Japan)	2		32
Teleperformance (France)	–	(b)	32

			229

Real Estate Management & Development — 0.0% (c)
Altus Group Ltd. (Canada)	–	(b)	12
Mitsui Fudosan Co. Ltd. (Japan)	3		49

			61

Road & Rail — 0.0% (c)
Central Japan Railway Co. (Japan)	–	(b)	23
TFI International, Inc. (Canada)	1		65

			88

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	1		209
Broadcom, Inc.	–	(b)	68
NXP Semiconductors NV (China)	–	(b)	50
Renesas Electronics Corp. (Japan) *	2		16
STMicroelectronics NV (Singapore)	2		63
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8		106
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		104
Tokyo Electron Ltd. (Japan)	–	(b)	48

			664

Software — 0.0% (c)
Atlassian Corp. plc, Class A *	–	(b)	23
AVEVA Group plc (United Kingdom)	–	(b)	3
Dassault Systemes SE (France)	–	(b)	7
Dye & Durham Ltd. (Canada)	1		13
Nice Ltd., ADR (Israel) *	–	(b)	21
SAP SE (Germany)	1		111

			178

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	3		58
Kingfisher plc (United Kingdom)	15		37
Nitori Holdings Co. Ltd. (Japan)	–	(b)	25

			120

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2		60

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	–	(b)	15
China Hongxing Sports Ltd. (China) * ‡	755		–	(b)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(b)	32
Dr. Martens plc (United Kingdom)	5		11
EssilorLuxottica SA (France)	1		134
Hermes International (France)	–	(b)	71
Kering SA (France)	–	(b)	125
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(b)	64
Moncler SpA (Italy)	1		27
Samsonite International SA * (d)	8		18

			497

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	3		99
Imperial Brands plc (United Kingdom)	1		20

			119

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	1		39
Azelis Group NV (Belgium)	–	(b)	3
Bunzl plc (United Kingdom)	1		21
Mitsubishi Corp. (Japan)	2		57
Sumitomo Corp. (Japan)	2		30

			150

Wireless Telecommunication Services — 0.0% (c)
America Movil SAB de CV, Class L, ADR (Mexico)	1		14
SoftBank Group Corp. (Japan)	1		17
Vodafone Group plc, ADR (United Kingdom)	3		38

			69

TOTAL COMMON STOCKS (Cost $8,651)			10,391

	No. of Warrants (000)
WARRANTS -0.0% (c)
Textiles, Apparel & Luxury Goods — 0.0% (c)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $–)	1		–	(b)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (a) (e) (Cost $5,318)	5,318		5,319

Total Investments — 100.1% (Cost $341,685)			390,256
Liabilities in Excess of Other Assets — (0.1)% (f)			(498)

Net Assets — 100.0%			389,758

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF SEPTEMBER 30, 2022	PERCENT OF TOTAL INVESTMENTS
United States	94.2%
Luxembourg	1.9
Others (each less than 1.0%)	2.5
Short-Term Investments	1.4

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of September 30, 2022.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is are required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the “Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$217	$—		$217
Air Freight & Logistics	—		35	—		35
Airlines	7		—	—		7
Auto Components	40		69	—		109
Automobiles	30		116	—		146
Banks	121		536	—		657
Beverages	—		281	—		281
Biotechnology	35		116	—		151
Building Products	—		55	—		55
Capital Markets	24		291	—		315
Chemicals	22		416	—		438
Communications Equipment	—		63	—		63
Containers & Packaging	—		22	—		22
Diversified Financial Services	51		58	—		109
Diversified Telecommunication Services	—		242	—		242
Electric Utilities	—		103	—		103
Electrical Equipment	—		269	—		269
Electronic Equipment, Instruments & Components	—		262	—		262
Energy Equipment & Services	—		34	—		34
Entertainment	—		15	—		15
Equity Real Estate Investment Trusts (REITs)	—		40	—		40
Food & Staples Retailing	—		69	—		69
Food Products	—		403	—		403
Gas Utilities	—		11	—		11
Health Care Equipment & Supplies	—		194	—		194
Health Care Providers & Services	—		26	—		26
Hotels, Restaurants & Leisure	—		53	—		53
Household Durables	—		85	—		85
Household Products	—		87	—		87
Independent Power and Renewable Electricity Producers	—		20	—		20
Industrial Conglomerates	—		192	—		192
Insurance	130		574	—		704
Interactive Media & Services	—		93	—		93
Internet & Direct Marketing Retail	55		20	—		75
IT Services	10		219	—		229
Life Sciences Tools & Services	—		38	—		38
Machinery	14		123	—		137
Media	—		83	—		83
Metals & Mining	—		228	—		228
Multiline Retail	—		41	—		41
Multi-Utilities	—		139	—		139
Oil, Gas & Consumable Fuels	39		284	—		323
Paper & Forest Products	—		31	—		31
Personal Products	8		263	—		271
Pharmaceuticals	107		947	—		1,054
Professional Services	—		229	—		229
Real Estate Management & Development	12		49	—		61
Road & Rail	65		23	—		88
Semiconductors & Semiconductor Equipment	222		442	—		664
Software	57		121	—		178
Specialty Retail	—		120	—		120
Technology Hardware, Storage & Peripherals	—		60	—		60
Textiles, Apparel & Luxury Goods	—		497	—	(a)	497
Tobacco	—		119	—		119
Trading Companies & Distributors	—		150	—		150
Wireless Telecommunication Services	52		17	—		69

Total Common Stocks	1,101		9,290	—	(a)	10,391

Exchange-Traded Funds	315,300		—	—		315,300
Investment Companies	51,675		—	—		51,675
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	5,319		—	—		5,319

Total Investments in Securities	$373,395		$9,290	$—	(a)	$382,685

As of September 30, 2022, certain investments companies with a fair value of $7,571, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$13,613	$—	$503	$98	$(1,275)	$11,933	223	$95	$—
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF(a)	9,161	—	—	—	(1,032)	8,129	192	143	—
JPMorgan BetaBuilders Europe ETF(a)	40,751	—	2,000	(387)	(4,401)	33,963	843	299	—
JPMorgan BetaBuilders Japan ETF(a)	12,518	—	—	—	(920)	11,598	284	—	—
JPMorgan Core Bond Fund Class R6 Shares(a)	16,608	4,701	500	(42)	(1,048)	19,719	1,958	144	—
JPMorgan High Yield Fund Class R6 Shares(a)	8,489	—	—	—	(165)	8,324	1,380	134	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95%(a)(b)	5,276	67,227	67,183	(2)	1	5,319	5,318	29	—

Total	$106,416	$71,928	$70,186	$(333)	$(8,840)	$98,985		$844	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.